Segment Reporting - Summary of Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Net loss	$ (147,761)	$ (16,743)	$ (61,195)	$ (87,589)
Depreciation and amortization	191	253	886	2,040
Provision for income taxes	162	162	(952)	(598)
Other expenses, net	109,578	8,444
EBITDA	(37,830)	(7,884)
Stock-based compensation	11,040	337	$ 3,847	$ 2,483
Non-cash inventory cost realignment adjustments	(625)	(25)
Other non-recurring expenses	12,035	45
Adjusted EBITDA	$ (15,380)	$ (7,527)